Condensed Consolidated Balance Sheets - USD ($)		Dec. 31, 2024	Jun. 30, 2024
CURRENT ASSETS:
Cash and cash equivalents		$ 130,255	$ 20,218
Accounts receivable,net		365,000	1,230,000
Loan receivable		4,600,000
Other receivables, net			375,000
Prepayments		10,187,556	8,847,894
Total current assets		15,282,811	10,473,112
NON-CURRENT ASSETS
Plant and equipment, net			3,827
Intangible assets, net			17,006,083
Right-of-use asset		59,278	108,626
Total non-current assets		59,278	17,118,536
Total assets		15,342,089	27,591,648
CURRENT LIABILITIES:
Accounts payable		3,270,945	3,270,945
Other payables and accrued liabilities		3,947,129	3,955,301
Lease liability - current		205,842	194,878
Convertible notes payable		1,292,993	875,000
Total current liabilities		9,478,079	9,057,321
NON-CURRENT LIABILITIES:
Lease liability - non-current			8,583
Total non-current liabilities			8,583
Total liabilities		9,478,079	9,065,904
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS’ EQUITY:
Additional paid-in-capital		240,770,452	230,619,838
Deferred stock compensation		(3,607)	(9,778)
Accumulated deficit		(234,903,246)	(212,084,368)
Accumulated other comprehensive income		5
Total shareholders’ equity		5,864,010	18,525,744
Total liabilities and shareholders’ equity		15,342,089	27,591,648
Related Parties
CURRENT LIABILITIES:
Other payables - related parties		761,170	761,197
Class A Ordinary Shares
SHAREHOLDERS’ EQUITY:
Ordinary shares, value	[1]	405	51
Class B Ordinary Shares
SHAREHOLDERS’ EQUITY:
Ordinary shares, value	[1]	$ 1	$ 1

[1]	Giving retroactive effect to the 100-for-1 reverse share split on November 15, 2024